Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Summary of share-based payment arrangements of share options
			Number of shares
Award Type / Award Date	Company	Life expectancy (months)	Grants under plans	Exercised / Canceled / transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2020	Cosan S.A.	60	68,972	(68,972)	—	20.93
07/31/2021 - Invest I	Cosan S.A.	36	424,839	(424,839)	—	24.38
09/10/2021 - Invest II	Cosan S.A.	48	5,283,275	(5,283,275)	—	22.24
10/11/2021 - Invest III	Cosan S.A.	60	806,752	(566,287)	240,465	23.20
07/31/2022 - Invest I	Cosan S.A.	36	846,506	(846,506)	—	18.74
11/22/2022 - Invest Partners	Cosan S.A.	60	377,173	(192,869)	184,304	17.14
01/30/2023 - Invest Partners	Cosan S.A.	36	12,472,325	(7,864,867)	4,607,458	15.26
07/31/2023 - Invest Cosan I - Regular	Cosan S.A.	36	1,047,845	(478,677)	569,168	17.53
12/01/2023 - Invest Cosan III - Associates	Cosan S.A.	60	546,734	(119,209)	427,525	17.68
01/30/2024 - Invest Partners	Cosan S.A.	12	2,322,324	(2,322,324)	—	18.18
07/31/2024 - Program Invest Cosan 2024	Cosan S.A.	36	1,428,479	(308,634)	1,119,845	13.54
07/31/2025 - Program Invest Cosan 2025	Cosan S.A.	36	2,644,661	(214,838)	2,429,823	7.28
11/10/2025 - Program Invest Cosan 2025	Cosan S.A.	6	2,722,482	—	2,722,482	5.00
			30,992,367	(18,691,297)	12,301,070

11/20/2024 - Program SOP 2024	Moove	72	610,940	(610,940)	—	50.05
			610,940	(610,940)	—

11/11/2020	Rumo S.A.	60	776,142	(776,142)	—	20.01
05/05/2021	Rumo S.A.	60	1,481,000	(1,481,000)	—	20.84
09/01/2022	Rumo S.A.	36	1,781,640	(1,781,640)	—	20.36
09/06/2023	Rumo S.A.	36	1,724,867	(277,097)	1,447,770	21.86
08/22/2024	Rumo S.A.	36	2,433,432	(134,748)	2,298,684	23.37
10/01/2025	Rumo S.A.	36	2,350,620	(9,093)	2,341,527	15.74
			10,547,701	(4,459,720)	6,087,981
Share-based compensation plan (settled in cash)
07/31/2019 - Invest I	Moove	60	132,670	(132,670)	—	50.79
07/31/2020 - Invest II	Moove	60	106,952	(106,952)	—	61.89
07/31/2021 - Invest III	Moove	36	80,729	(80,729)	—	102.73
07/31/2022 - Invest IV	Moove	36	77,967	(77,967)	—	135.05
07/31/2023 - Invest V	Moove	36	82,204	(7,228)	74,976	150.98
07/31/2024 - Invest VI	Moove	36	61,372	(2,178)	59,194	234.43
07/31/2025 - Invest VII	Moove	36	61,666	(220)	61,446	283.02
08/01/2023	Compass	36	331,211	(67,962)	263,249	34.12
08/01/2024	Compass	36	376,495	(24,579)	351,916	42.21
11/01/2024	Compass	33	16,969	(4,112)	12,857	42.21
08/01/2025	Compass	36	424,508	(12,901)	411,607	41.92
			1,752,743	(517,498)	1,235,245
Total			43,903,751	(24,279,455)	19,624,296

Summary of reconciliation of outstanding share grants

The change in number of share is as follows:

Consolidated
Balance as of January 1, 2024	31,557,498
Granted	6,856,907
Addition of shares	605,005
Exercised/cancels/other	(22,394,499)
Balance as of December 31, 2024	16,624,911
Granted	8,203,937
Addition of shares (i)	5,377
Exercised/cancels/other	(5,209,929)
Balance as of December 31, 2025	19,624,296

(i)	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the company to its shareholders between the date of the grant and the end of said vesting exercise.

Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the programs granted during December 31, 2025 and 2024 and the main assumptions used in applying the Black-Scholes and Binominal model were as follows:

		Average market price on the grant date	Interest rate	Volatility
Cosan S.A.	12/31/2025	6.14	N/A	N/A
	12/31/2024	13.54	N/A	N/A

Compass	12/31/2025	41.92	N/A	N/A
	12/31/2024	45.29	N/A	N/A

Rumo(i)	12/31/2025	15.74	10.41%	25.84%
	12/31/2024	23.37	10.41%	25.84%

Moove(ii)	12/31/2025	283.02	4.05%	42.85%
	12/31/2024	66.97	4.05%	42.85%

Volatility was determined using the following methodology:

(i) For publicly traded shares, based on the historical volatility of the share price over the thirty days preceding the grant date.

(ii)For non-publicly traded shares, such as those of Moove, based on the historical volatility of the controlling company’s share price over a period proportional to the term of the plan.